SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Digital display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3‑5 years
Vehicle	5 years
Software	5 years
Office property	40 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Schedule of revenues by service categories

	For the years ended December 31,
	2020	2021	2022
Revenues from operations:
Air Travel Media Network	$23,474	$9,191	$2,768
Cryptocurrency mining	—	2,604	—
Others	72	1	201
	$23,546	$11,796	$2,969